CONCENTRATION OF RISK	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Risks and Uncertainties [Abstract]
CONCENTRATION OF RISK

12. CONCENTRATION OF RISK

(a)	Major Customers

For the three months ended September 30, 2025, the Company generated total revenue of $1,576,382, of which two customers accounted for more than 10% of the Company’s total revenue. For the three months ended September 30, 2024, the Company generated total revenue of $1,032,360, of which two customers accounted for more than 10% of the Company’s total revenue. The customers who accounted for more than 10% of the Company’s total revenue and its outstanding receivable balance at period-end is presented below:

	For the three months ended September 30,
	2025	2024	2025	2024	2025	2024
	Revenue		Percentage of Revenue		Accounts receivable, gross

Customer A	$370,701	$-	23%	-%	$433,831	$-
Customer B	213,235	-	14%	-	176,251	-
Customer C	-	179,488	-%	17%	-	168,202
Customer D	-	111,764	-%	11%	-	121,220
Others	992,446	741,108	63%	72%	890,335	870,785
Total	$1,576,382	$1,032,360	100%	100%	$1,500,417	$1,160,207

For the nine months ended September 30, 2025, the Company generated total revenue of $3,204,858, of which one customer accounted for more than 10% of the Company’s total revenue. For the nine months ended September 30, 2024, the Company generated total revenue of $2,094,588, of which one customer accounted for more than 10% of the Company’s total revenue. The customers who accounted for more than 10% of the Company’s total revenue and its outstanding receivable balance at period-end is presented below:

	For the nine months ended September 30,
	2025	2024	2025	2024	2025	2024
	Revenue		Percentage of Revenue		Accounts receivable, gross

Customer A	$736,716	$-	23%	-%	$433,831	$-
Customer C	-	238,156	-%	11%	-	168,202
Others	2,468,142	1,856,432	77%	89%	1,066,586	992,005
Total	$3,204,858	$2,094,588	100%	100%	$1,500,417	$1,160,207

(b)	Major Suppliers

For the three months ended September 30, 2025, the Company incurred cost of revenue of $839,347, of which no supplier accounted for more than 10% of the Company’s cost of revenue. For the three months ended September 30, 2024, the Company incurred cost of revenue of $493,630, of which no supplier accounted for more than 10% of the Company’s cost of revenue.

For the nine months ended September 30, 2025, the Company incurred cost of revenue of $2,162,815, of which no supplier accounted for more than 10% of the Company’s cost of revenue. For the nine months ended September 30, 2024, the Company incurred cost of revenue of $1,479,636, of which no supplier accounted for more than 10% of the Company’s cost of revenue.

13. CONCENTRATION OF RISK

(a)	Major Customers

For the year ended December 31, 2024, the Company generated total revenue of $3,382,432, of which no customer accounted for more than 10% of the Company’s total revenue. For the year ended December 31, 2023, the Company generated total revenue of $3,109,515, of which no customers accounted for more than 10% of the Company’s total revenue.

(b)	Major Suppliers

For the year ended December 31, 2024, the Company incurred cost of revenue of $1,958,632, of which no supplier accounted for more than 10% of the Company’s cost of revenue. For the year ended December 31, 2023, the Company incurred cost of revenue of $1,708,334, of which no supplier accounted for more than 10% of the Company’s cost of revenue.